Transamerica Variable Annuity Series	Transamerica Variable Annuity O-Share
Transamerica Variable Annuity I-Share	Transamerica Inspire® Variable Annuity
Transamerica AxiomSM II	Transamerica LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity Transamerica LibertySM Variable Annuity	Transamerica ExtraSM Variable Annuity Transamerica AxiomSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Transamerica Variable Annuity Series	Transamerica Variable Annuity O-Share
Transamerica Variable Annuity I-Share	Transamerica Inspire® Variable Annuity
Transamerica AxiomSM II Transamerica AxiomSM NY Variable Annuity	Transamerica LandmarkSM NY Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated October 8, 2021

to the

Prospectus dated May 1, 2021

Effective on or about September 28, 2021, based on the change to the underlying portfolio, the following subadvisor change will occur:

PORTFOLIO NAME	EXISTING ADVISOR/SUBADVISOR	NEW ADVISOR/SUBADVISOR
Transamerica Market Participation Strategy VP	Quantitative Management Associates LLC	PGIM Quantitative Solutions LLC

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.